Steven R. Suleski
Vice President
Office of General Counsel
Phone: 608.231.7653
Fax: 608.236.7653
E-mail: steve.suleski@cunamutual.com

                                October 29, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Commissioners:

     Pursuant to Rule 461 under the Securities Act of 1933, CUNA Mutual Life Insurance Company, on its own behalf and on behalf of CUNA Mutual Life Variable Annuity Account, hereby requests that Post-Effective Amendment No. 11 filed on October 29, 2007 to the Registration Statement filed on Form N-4 (File No. 333-116426) be accelerated and declared effective on October 29, 2007, or as soon thereafter as is reasonably practicable.

In connection with the submission of the Company's request for accelerated effectiveness, the Company hereby acknowledges that:

          - should the Commission or the staff, acting pursuant to delegate authority, declare Post-Effective Amendment No. 11, it does not foreclose the Commission from taking any action with respect to the Post-Effective Amendments;

          - the action of the Commission or the staff, acting pursuant to delegate authority, in declaring Post-Effective Amendment No. 11 effective, does not relieve the Company from this full responsibility for the adequacy and accuracy of the disclosure in the Post-Effective Amendments; and

          - the Company may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.


                                       CUNA Mutual Life Insurance Company

                                       CUNA Mutual Life Variable Annuity Account


                                       /s/ Steven R. Suleski

                                       Steven R. Suleski
                                       Vice President

Steven R. Suleski
Vice President
Office of General Counsel
Phone: 608.231.7653
Fax: 608.236.7653
E-mail: steve.suleski@cunamutual.com

                                October 29, 2007

VIA EDGAR

Securities and Exchange Commission
100 F Street
Washington, D.C. 20549

Commissioners:

     Pursuant to Rule 461 under the Securities Act of 1933, CUNA Brokerage Services, Inc., the principal underwriter, hereby requests that Post-Effective Amendment No. 11 filed on October 29, 2007, to the Registration Statement filed on Form N-4 (File no. 333-116426) be accelerated and declared effective on October 29, 2007, or as soon thereafter as is reasonably practicable.

                                        CUNA Brokerage Services, Inc.


                                        /s/ Steven R. Suleski

                                        Steven R. Suleski
                                        Vice President

Steven R. Suleski
Vice President
Office of General Counsel
Phone:   608.231.7653
Fax:     608.236.7653
E-mail:  steve.suleski@cunamutual.com


                                October 29, 2007



VIA EDGAR TRANSMISSION


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

         Re:   CUNA Mutual Life Variable Annuity Account - SEC File
               No. 333-116426
               ----------------------------------------------------

Commissioners:

         On behalf of CUNA Mutual Life Insurance Company (the "Company") and CUNA Mutual Life Variable Annuity Account (the "Account") transmitted herewith for filing is Post-Effective Amendment No. 11 to the Account's above-referenced Registration Statement on Form N-4. This Post-Effective Amendment is being filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act").

         The purpose of the Post-Effective Amendment is to respond to staff comments on Post-Amendment No. 10 to the Account's Registration Statement and on a draft prospectus and statement of additional information attached to a letter dated October 17, 2007 to Ms. Rebecca Marquigny, and to file certain exhibits not previously included in the Registration Statement.

         Pursuant to Rule 461 under the 1933 Act, requests from the Company and CUNA Brokerage Services, Inc., the principal underwriter for the contracts, for acceleration of Post-Effective Amendment No. 11 to the Registration Statement to October 29, 2007, or as soon thereafter as reasonably practicable thereafter, are attached. The Company would very much appreciate any assistance the staff could provide in meeting such requests.

U.S. Securities and Exchange Commission
October 29, 2007
Page 2


         Please do not hesitate to call Pamela Ellis at Sutherland Asbill & Brennan LLP, 202-383-0566, or me at 608-231-7653 if you have questions or comments.

                                             Sincerely,

                                             /s/ Steven R. Suleski

                                             Steven R. Suleski


Attachments
cc:  Rebecca Marquigny, Esq.
     Pamela Ellis, Esq.